Cover	Aug. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment amends the Current Report on Form 8-K of The Crypto Company filed on August 19, 2025, for the purpose of amending and restating Items 1.01, 2.03, and 3.02 to include an additional investment, adding Item 7.01 and Exhibit 99.1.
Document Period End Date	Aug. 13, 2025
Entity File Number	000-55726
Entity Registrant Name	The Crypto Company
Entity Central Index Key	0001688126
Entity Tax Identification Number	46-4212105
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	23823 Malibu Road
Entity Address, Address Line Two	#50477
Entity Address, City or Town	Malibu
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90265
City Area Code	(424)
Local Phone Number	228-9955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false